Stock-Based Compensation - Narrative (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended		3 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 10, 2013	May 28, 2013	Dec. 31, 2013	Oct. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award
Share Price	$ 14.50
Number of shares authorized to issue	10,500,000
Shares available for future grants	1,300,000
Stock compensation expense	$ 9		$ 8
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 2.68
Weighted average useful life of options outstanding and exercisable	3 years
Aggregate intrinsic value of stock options outstanding and exercisable	10
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award
Stock compensation expense	6	6	8
Award vesting period	4 years
Fair value or units granted (in usd per share)	$ 12.24	$ 9.83	$ 9.38
Total unrecognized pre-tax compensation cost	4
Weighted-average period for cost to be recognized	2 years
Units granted	292,000
PRSU awards
Share-based Compensation Arrangement by Share-based Payment Award
Fair value or units granted (in usd per share)	$ 0.00			$ 9.44	$ 9.06
Units granted	0
Weighted average risk-free interest rates						2.20%
Dividend yield						0.00%
Volatility factor						49.00%
Stock options
Share-based Compensation Arrangement by Share-based Payment Award
Stock compensation expense	1	2	1
Options forfeited or expired	0
Stock options outstanding (in shares)	1,440,000	1,440,000				1,440,000
Weighted average risk-free interest rates		3.40%
Dividend yield		0.00%
Volatility factor		50.00%
Weighted average expected life		3 years
Long-Term Incentive Program (LTIP) | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award
Stock compensation expense	2		(1)
LTIP awards requisite service period		3 years
Long-Term Incentive Program (LTIP) | 2014-2016 plan | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award
Number of shares authorized to issue	300,000
Long-Term Incentive Program (LTIP) | 2012-2014 plan | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award
Units granted	100,000
LTIP cash awards	$ 1
Stock options | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award
Deferred Compensation Arrangement With Individual, Options, Grants In Period, Gross							1,440,062